Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Liabilities	As of June 30, 2024 and December 31,2023, lease liabilities consist of the following:
	June 30,	December 31,
	2024	2023
Lease liabilities – current portion	$199,297	$207,128
Lease liabilities – non-current portion	114,096	118,979
Total	$313,393	$326,107
As of December 31, 2023 and 2022, lease liabilities consist of the following:
	December 31,
	2023	2022
Lease liabilities – current portion	$207,128	$184,651
Lease liabilities – non-current portion	118,979	242,187
Total	$326,107	$426,838

Schedule of Other Lease Information	Other lease information is as follows:
	June 30,	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	0.67years	0.92years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$100,009	$114,937
Other lease information is as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases	0.92 years	1.91 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$114,937	$89,380

Schedule of Future Minimum Payments under Operating Leases	The following is a schedule of future minimum payments under operating leases as of June 30, 2024:
June 30, 2024
Not later than 1 year	$199,654
Between 1 to 2 years	79,079
Between 2 to 3 years	35,018
Total lease payments	313,751
Less: imputed interest	(358)
Total operating lease liabilities, net of interest	$313,393
The following is a schedule of future minimum payments under operating leases as of December 31, 2023:
December 31, 2023
Not later than 1 year	$240,835
Between 1 to 2 years	111,613
Between 2 to 3 years	10,373
Total lease payments	362,821
Less: imputed interest	(36,714)
Total operating lease liabilities, net of interest	$326,107